CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Cash Flows from Operating Activities:
Net income	$ 200,745	$ 196,694	$ 154,039
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,368	145,242	136,081
Litigation reserves	0	0	39,500
Restructure charges and other impairments	17,445	5,636	8,533
Deferred income taxes	21,523	13,140	(23,041)
Net loss on disposal of assets	87	4,523	5,161
Stock-based compensation	15,159	14,802	16,074
Gain on equity investments	(571)	(368)	(328)
Other	1,918	250	707
Changes in assets and liabilities:
Accounts receivable	(3,682)	1,932	(5,372)
Inventories	11	475	912
Prepaid expenses and other	(13,130)	4,368	1,827
Intangibles and other assets	72	(2,140)	(3,397)
Current income taxes	9,928	6,284	14,087
Accounts payable	(5,783)	1,117	3,756
Accrued liabilities	(10,013)	(22,595)	14,617
Other liabilities	4,623	(749)	(3,314)
Net cash provided by operating activities	394,700	368,611	359,842
Cash Flows from Investing Activities:
Payments for property and equipment	(112,788)	(140,262)	(161,066)
Proceeds from sale of assets	4,256	1,950	888
Payments for purchase of restaurants	(105,577)	0	0
Net cash used in investing activities	(214,109)	(138,312)	(160,178)
Cash Flows from Financing Activities:
Borrowings on revolving credit facility	256,500	480,750	120,000
Purchases of treasury stock	(284,905)	(306,255)	(239,597)
Payments on long-term debt	(3,402)	(189,177)	(26,521)
Payments on revolving credit facility	(110,000)	(177,000)	(40,000)
Payments of dividends	(74,066)	(70,832)	(63,395)
Proceeds from issuances of treasury stock	6,147	16,259	29,295
Excess tax benefits from stock-based compensation	5,460	15,893	18,872
Payments for deferred financing costs	0	(2,501)	0
Net cash used in financing activities	(204,266)	(232,863)	(201,346)
Net change in cash and cash equivalents	(23,675)	(2,564)	(1,682)
Cash and cash equivalents at beginning of year	55,121	57,685	59,367
Cash and cash equivalents at end of year	$ 31,446	$ 55,121	$ 57,685